Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effective tax rate	27.50%	30.00%	27.70%